Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Operating lease, remaining lease term			2 years 6 months
Commitments on purchase of cabinets and power banks		¥ 109,638	¥ 80,147
Mars Guangyuan Cai | Pending litigation | Shanghai Zhixiang Technology Co., Ltd.
Commitments and contingencies
Percentage of equity interest of Shanghai Zhixiang claimed by the plaintiffs	3.00%
Mars Guangyuan Cai | Pending litigation | Shanghai Zhixiang Technology Co., Ltd. | Shanghai Zhixiang Technology Co., Ltd.
Commitments and contingencies
Percentage of equity interest held	62.00%